Prepaid Expenses and Other Receivables and Other assets - Summary of Prepaid Expenses and Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current portion:
Prepaid input value-added tax	¥ 15,331		¥ 6,000
Advances to suppliers	11,523		7,341
Rental and other deposits	11,285		4,697
Advances to share repurchase	4,479
Interest receivables	908		2,372
Directors and Officers Liability Insurance premium	558		5,181
Advances to staff	395		402
Claim advance on behalf of insurer	371		1,671
Government subsidy	0		1,378
Others	117		154
Prepaid Expense And Other Assets Before Impairment	44,967		29,196
Less: Allowance for impairment	(590)
Total prepaid expenses and other receivables	44,377	$ 6,801	29,196
Non-Current portion:
Capitalized IPO expenses	0		13,746
Advances to long-term assets	838		417
Total	¥ 838		¥ 14,163